STOCK-BASED COMPENSATION, RESTRICTED STOCK (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation
Stock-based compensation (in dollars)			$ 1,000,000	$ 1,200,000	$ 3,600,000	$ 3,600,000	$ 5,063,000	$ 4,666,000	$ 2,730,000
Restricted Stock Units (RSUs)
Number of Grants
Granted (in shares)					295,000
Unvested balance at		295,000	295,000		295,000
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)					$ 1.25
Unvested balance at (in dollars per share)		$ 1.25	$ 1.25		$ 1.25
Restricted stock units issued
Number of shares issued to employees (in shares)	295,000
Share-based compensation
Stock-based compensation (in dollars)			$ 9,000
Unrecognized compensation
Total unrecognized compensation expense		$ 360,000	$ 360,000		$ 360,000
Period for unrecognized compensation expense is estimated to be recognized		2 years